FINANCING ARRANGEMENTS - Amortization expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCING ARRANGEMENTS
Amortization expense	$ 740,372	$ 802,280	$ 1,019,953